Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net (loss) income	$ (1,899,551)	$ 2,000,028
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	582,799	566,855
Amortization of patents	324,941	324,941
Loss on abandonment of office lease	0	151,971
Loss on capital lease write-off	0	3,915
Loss on impairment of long-term investment	0	666,667
Gain on contingent tax liability	(223,523)	(427,700)
Gain on extinguishment of debt	0	(893,003)
Stock-based compensation	743,507	1,669,538
Gain on change in fair value of warrant derivative liability	(567,573)	(2,674,654)
Changes in operating assets and liabilities:
Restricted cash	223,630	(223,630)
Accounts receivable	(535,129)	133,754
Inventories	(1,661,285)	(545,010)
Prepaid expenses	(76,174)	(131)
Other assets	(1,425)	4,209
Accounts payable	202,855	1,562,503
Accrued liabilities	(144,032)	(53,061)
Deferred revenue	(932,693)	(6,621,424)
Deferred tax liability	0	(805,769)
Net cash used in operating activities	(3,963,653)	(5,160,001)
Investing activities:
Purchase of property and equipment	(1,294,927)	(868,033)
Net cash used in investing activities	(1,294,927)	(868,033)
Financing activities:
Proceeds from issuance of convertible preferred stock	0	5,050,000
Proceeds from issuance of common stock	7,112,501	0
Proceeds from exercise of stock options	375,000	0
Repurchase of warrants	(53,518)	0
Capital lease obligation	0	(15,593)
Net cash provided by financing activities	7,031,070	4,253,712
Net increase (decrease) in cash and cash equivalents	1,772,490	(1,550,692)
Cash and cash equivalents at beginning of year	1,896,034	3,446,726
Cash and cash equivalents at end of year	3,668,524	1,896,034
Supplemental disclosures of cash flow information:
Cash paid during the period for taxes	0	3,712
Non cash investing and financing activities:
Payment of Series B preferred dividends in shares	425,961	109,600
Issuance of common stock for extinguishment of debt	0	400,000
Reduction of fixed assets based on write-off of capital lease	0	62,048
Warrants reclassified from derivative liability to Equity	424,109	0
Common Stock
Financing activities:
Payments for stock issuance costs	(325,242)	0
Non cash investing and financing activities:
Issuance of stock	24,750	0
Convertible Preferred Stock
Financing activities:
Payments for stock issuance costs	0	(479,940)
Non cash investing and financing activities:
Issuance of stock	0	1,000,000
Series A Preferred Stock
Financing activities:
Payments of preferred stock dividends	(76,650)	(76,707)
Series B Preferred Stock
Financing activities:
Payments of preferred stock dividends	$ (1,022)	$ (418)